Capital Stock - Summary of Non-Vested Stock Option Activity and Related Information (Detail) - Nonvested - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options
Outstanding non-vested stock options - beginning of year (in shares)	175,197	295,984	134,809
Grants in period (shares)	0	0	218,223
Vested (in shares)	(100,437)	(120,787)	(57,048)
Forfeited / expired (in shares)	(3,028)	0	0
Outstanding non-vested stock options - end of year (in shares)	71,732	175,197	295,984
Weighted-Average Grant Date Fair Value
Outstanding non-vested stock options - beginning of year (in dollars per share)	$ 8.30	$ 8.96	$ 13.30
Granted (in dollars per share)	0	0	8.00
Vested (in dollars per share)	8.29	9.93	15.54
Forfeited / expired (in dollars per share)	15.73	0	0
Outstanding non-vested stock options - end of year (in dollars per share)	$ 8.00	$ 8.30	$ 8.96